SHARE-BASED COMPENSATION (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended								12 Months Ended
	Feb. 26, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011	May 31, 2007	Aug. 31, 2013 Minimum [Member]	Jul. 31, 2011 Minimum [Member]	Jul. 31, 2010 Minimum [Member]	Aug. 31, 2013 Maximum [Member]	Jul. 31, 2011 Maximum [Member]	Jul. 31, 2010 Maximum [Member]	May 31, 2011 Stock Options [Member]	May 31, 2007 Stock Options [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	May 31, 2011 Restricted Stock Units (RSUs) [Member]	May 31, 2007 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized													1,400,000	8,000,000			1,400,000	8,000,000
Number of common shares subscribed by authorized options and RSUs					8,400,000	48,000,000
Weighted average exercise price per option	$ 3.30	$ 1.51	$ 1.40	$ 1.40
Vesting period for options	5 years	7 years
Increase in the fair value of options due to plan modification		$ 2,614
Expected forfeiture rate		15.00%					11.00%	10.00%	5.00%	15.00%	15.00%	10.00%
Unrecognized compensation cost related to non-vested stock options		2	204
Unrecognized compensation cost, recognition period		2 years	3 years												1 year	2 years
Unrecognized compensation cost related to non-vested RSUs		19	190
Shares available for future grant															6,929,661	3,940,253
Milestone one		31,500
Milestone two		44,500
Milestone three		$ 55,500